Liabilities under insurance contracts (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [abstract]
Schedule of liabilities under insurance contracts and reinsurance assets in the consolidated balance sheets
The detail of Liabilities under insurance contracts and reinsurance assets in the consolidated balance sheets (see note 2.i) is as follows:

EUR million
	2024	2023	2022
Liabilities under insurance contracts	17,829	17,799	16,426
Liability for Remaining Coverage (LRC)	17,377	17,333	15,919
Liabilities relating to insurance contracts measured under BBA/VFA	17,292	17,262	15,841
Current value of future cashflows (PVFCF)	16,614	16,627	15,206
Risk adjustment for non-financial risk (RA)	199	211	154
Contractual service margin (CSM)	479	424	481
Liabilities relating to insurance contracts measured under PAA	85	71	78
Liability for incurred claims (LIC)	452	466	507